Schedule of new standards, amendments and interpretations issued but not yet effective (Details)	12 Months Ended
Dec. 31, 2021
Ammendments To I A S 1 [Member]
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[custom:DescriptionOfIFRS]	Specify the requirements for classifying the liability as current or non-current. The amendments clarify: which means a right to postpone liquidation; that the right to postpone must exist on the base date of the report; that this classification is not affected by the likelihood that an entity will exercise its right to postpone; and that only if a derivative embedded in a convertible liability is itself an equity instrument would the terms of a liability not affect its classification.
[custom:EffectiveDate]	01/01/2023
Ammendments To I A S 8 [Member]
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[custom:DescriptionOfIFRS]	Introduce the definition of 'accounting estimate'. The amendments clarify the distinction between changes in accounting estimates and changes in accounting policies and correction of errors. In addition, they clarify how entities use measurement and input techniques to develop accounting estimates.
[custom:EffectiveDate]	01/01/2023